Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Number of Shares		Ordinary shares		Additional paid-in capital	Statutory reserve	Retained earnings (Accumulated deficit)	Accumulated other comprehensive loss	Non-controlling interest	Total
Balance at Jun. 30, 2020					$ 3,667,957	$ 664,100	$ 30,395,350	$ (1,967,388)	$ (34,494)	$ 32,728,325
Balance (in Shares) at Jun. 30, 2020	14,000	[1]	2,800
Net Proceeds from the initial public offering					21,660,735					21,661,293
Net Proceeds from the initial public offering (in Shares)	2,788		558	[1]
Shares issued to directors					213,839					213,840
Shares issued to directors (in Shares)	3		1	[1]
Profit (loss) for the year							6,408,932		(9,033)	6,399,899
Foreign currency translation adjustment										3,261,889
Foreign currency translation adjustment								3,265,403	(3,514)	3,261,889
Balance at Jun. 30, 2021					25,542,531	664,100	36,804,282	1,298,015	(47,041)	64,265,246
Balance (in Shares) at Jun. 30, 2021	16,791	[2]	3,359
Profit (loss) for the year							(5,430,209)			(5,430,209)
Foreign currency translation adjustment										(2,243,108)
Foreign currency translation adjustment								(2,243,108)		(2,243,108)
Acquisition of former non-controlling interest in HAPPY					(481,446)				14,558	(466,888)
Disposal of ownership in Fuzhou Fumao									12,530	12,530
Acquisition of 60% ownership in Youyou					1,999,821					2,000,091
Acquisition of 60% ownership in Youyou (in Shares)	1,352		270	[1]
Acquisition of 40% ownership in Lianbao					3,742,676					3,743,258
Acquisition of 40% ownership in Lianbao (in Shares)	2,913		582	[1]
Shares issued to directors and consultants					630,360					630,500
Shares issued to directors and consultants (in Shares)	700		140	[1]
Issuance of the convertible notes – equity portion					1,472,987					1,472,987
Issuance of the warrants					345,477					345,477
Issuance of shares for convertible note interest settlement					199,926					200,000
Issuance of shares for convertible note interest settlement (in Shares)	370		74	[1]
Balance at Jun. 30, 2022					33,452,332	664,100	31,374,073	(945,093)	(19,953)	$ 64,529,884
Balance (in Shares) at Jun. 30, 2022	22,116	[2]	4,425							22,116	[3]
Profit (loss) for the year							(35,006,839)		(1,235,410)	$ (36,242,249)
Foreign currency translation adjustment								(6,164,161)	(20,011)	(6,184,172)
Acquisition of 75% ownership in Zhongrun					11,338,195				2,156,098	13,506,417
Acquisition of 75% ownership in Zhongrun (in Shares)	60,622		12,124
Acquisition of 100% ownership in Chuangying-					5,591,605					5,593,049
Acquisition of 100% ownership in Chuangying-	$ 7,219		$ 1,444
Shares issued to investors					92,522,591					92,979,677
Shares issued to investors (in Shares)	2,285,431		457,086
Shares issued under equity incentive plan					105,800					106,000
Shares issued under equity incentive plan (in Shares)	1,000		200
Shares issued for conversion of convertible notes					3,450,298					3,520,000
Shares issued for conversion of convertible notes (in Shares)	348,508		69,702
Balance at Jun. 30, 2023					$ 146,460,821	$ 664,100	$ (3,632,766)	$ (7,109,254)	$ 880,724	$ 137,808,606
Balance (in Shares) at Jun. 30, 2023	2,724,896	[1]	544,981							2,724,896	[4]

[1]	Retrospectively restated for effect of reverse stock split on September 25, 2023.
[2]	Retrospectively restated for effect of reverse stock split on September 23, 2022, April 13, 2023 and September 25, 2023.
[3]	Retrospectively restated for effect of reverse stock split on September 23, 2022, April 13, 2023 and September 25, 2023.
[4]	Retrospectively restated for effect of reverse stock split on September 25, 2023.